Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans
The main demographic assumptions comprise: mortality table and turnover of active participants, while the main financial assumptions include: discount rate, future salary increases, growth of plan benefits and inflation.

	12/31/2020	12/31/2019
Discount rate (1)	7.64% p.a.	7.64% p.a.
Mortality table (2)	AT-2000	AT-2000
Turnover (3)	Itaú Experience 2008/2010	Itaú Experience 2008/2010
Future salary growth	4.00% to 7.12% p.a.	4.00% to 7.12% p.a.
Growth of the pension fund benefits	4.00% p.a.	4.00% p.a.
Inflation	4.00% p.a.	4.00% p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit

(1)
Determined based on market yield relating to National Treasury Notes (NTN-B) and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.

(2)	Correspond to those disclosed by SOA – “Society of Actuaries”, by applying a 10% increase in the probabilities of survival regarding the respective basic tables.
(3)	Updated to the new expectation of mass behavior.

Retired plans sponsored by foreign subsidiaries - Banco Itaú (Suisse) S.A., Itaú CorpBanca Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. - are structured as Defined Benefit modality and adopt actual assumptions adequate to masses of participants and the economic scenario of each country.

Summary of Allocation of Assets by Category Segmented into Quoted and Not Quoted in Active Market
Below is a table with the allocation of assets by category, segmented into Quoted in an Active Market and Not Quoted in an Active Market:

	Fair value		% Allocation
Types	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Fixed income securities	21,172	20,672	91.16%	90.93%
Quoted in an active market	20,804	20,366	89.58%	89.59%
Non quoted in an active market	368	306	1.58%	1.34%
Variable income securities	1,387	1,392	5.97%	6.12%
Quoted in an active market	1,378	1,384	5.93%	6.09%
Non quoted in an active market	9	8	0.04%	0.03%
Structured investments	82	65	0.35%	0.29%
Quoted in an active market	—	—	0.00%	0.00%
Non quoted in an active market	82	65	0.35%	0.29%
Real estate	506	529	2.18%	2.33%
Loans to participants	78	74	0.34%	0.33%

Total	23,225	22,732	100.00%	100.00%

Summary of Change in Net Amount Recognized in Balance Sheet
e) Change in the net amount recognized in the balance sheet

The net amount recognized in the Balance Sheet is limited by the asset ceiling and it is computed based on estimated future contributions to be realized by the sponsor, so that it represents the maximum reduction amount in the contributions to be made.

	12/31/2020
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	22,732	(19,659)	(3,761)	(688)	1,475	(849)	626	(967)	(1,029)

Amounts recognized in income (1+2+3+4)	1,731	(1,578)	(287)	(134)	20	(65)	(45)	(76)	(255)
1 - Cost of current service	—	(80)	—	(80)	—	—	—	—	(80)
2 - Cost of past service	—	(1)	—	(1)	—	—	—	—	(1)
3 - Net interest (1)	1,731	(1,497)	(287)	(53)	112	(65)	47	(76)	(82)
4 - Other expenses (2)	—	—	—	—	(92)	—	(92)	—	(92)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(75)	(669)	406	(338)	(41)	(37)	(78)	6	(410)
5 - Effects on asset ceiling	—	—	406	406	—	(37)	(37)	—	369
6 - Remeasurements	(113)	(588)	—	(701)	(41)	—	(41)	6	(736)
Changes in demographic assumptions	—	(11)	—	(11)	—	—	—	—	(11)
Changes in financial assumptions	—	13	—	13	—	—	—	12	25
Experience of the plan (3)	(113)	(590)	—	(703)	(41)	—	(41)	(6)	(750)
7 - Exchange variation	38	(81)	—	(43)	—	—	—	—	(43)
Other (8+9)	(1,163)	1,244	—	81	—	—	—	115	196
8 - Benefits paid	(1,244)	1,244	—	—	—	—	—	115	115
9 - Contributions and investments from sponsor	81	—	—	81	—	—	—	—	81

Amounts at end of the period	23,225	(20,662)	(3,642)	(1,079)	1,454	(951)	503	(922)	(1,498)

Amount recognized in Assets (Note 18a)				82			503	—	585
Amount recognized in Liabilities (Note 18b)				(1,161)			—	(922)	(2,083)

	12/31/2019
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	18,808	(15,447)	(3,664)	(303)	1,604	(939)	665	(282)	80

Amounts recognized in income (1+2+3+4)	1,769	(1,505)	(355)	(91)	49	(91)	(42)	(459)	(592)
1 - Cost of current service	—	(70)	—	(70)	—	—	—	—	(70)
2 - Cost of past service	—	—	—	—	—	—	—	(418)	(418)
3 - Net interest (1)	1,769	(1,435)	(355)	(21)	151	(91)	60	(41)	(2)
4 - Other expenses (2)	—	—	—	—	(102)	—	(102)	—	(102)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	3,249	(3,881)	258	(374)	(178)	181	3	(261)	(632)
5 - Effects on asset ceiling	—	—	384	384	—	176	176	—	560
6 - Remeasurements	3,255	(3,907)	(126)	(778)	(178)	5	(173)	(261)	(1,212)
Changes in demographic assumptions	—	—	—	—	—	—	—	—	—
Changes in financial assumptions	—	(3,610)	—	(3,610)	—	—	—	(123)	(3,733)
Experience of the plan (3)	3,255	(297)	(126)	2,832	(178)	5	(173)	(138)	2,521
7 - Exchange variation	(6)	26	—	20	—	—	—	—	20
Other (8+9)	(1,094)	1,174	—	80	—	—	—	35	115
8 - Benefits paid	(1,174)	1,174	—	—	—	—	—	35	35
9 - Contributions and investments from sponsor	80	—	—	80	—	—	—	—	80

Amounts at end of the period	22,732	(19,659)	(3,761)	(688)	1,475	(849)	626	(967)	(1,029)

Amount recognized in Assets (Note 18a)				91			626	—	717
Amount recognized in Liabilities (Note 18b)				(779)			—	(967)	(1,746)

(1)
Corresponds to the amount calculated on 01/01/2020 based on the initial amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments/ receipts of benefits/ contributions, multiplied by the discount rate of 7.64% p.a.(At 01/01/2019 the rate used was 9.72% p.a.).

(2)	Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
(3)	Correspond to the income obtained above/below the expected return and comprise the contributions made by participants.

Summary of Defined Benefit Contribution	f) Defined benefit contribution

	Estimated contribution	Contributions made
	2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Retirement plan - FIU	47	45	45
Retiremente plan - FUNBEP	3	5	8

Total	50	50	53

Summary of Maturity Profile of Defined Benefit Liabilities
g) Maturity profile of defined benefit liabilities

	Duration (*)	2021	2022	2023	2024	2025	2026 to 2030
Pension plan - FIU	11.65	882	915	949	985	1,021	5,595
Pension plan - FUNBEP	10.51	457	472	488	503	517	2,757
Other post-employment benefits	9.51	124	125	136	131	35	198

Total		1,463	1,512	1,573	1,619	1,573	8,550

(*)	Average duration of plan´s actuarial liabilities.

Summary of Sensitivity of Defined Benefit Obligation	The results obtained are shown in the table below:

	BD and CV plans			Other post-employment benefits
Main assumptions	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Incom e) (*)	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Income) (*)
Discount rate
Increase by 0.5%	(1,019)	—	346	(39)	—	39
Decrease by 0.5%	1,116	—	(533)	44	—	(44)
Mortality table
Increase by 5%	(281)	—	94	(14)	—	14
Decrease by 5%	295	—	(99)	15	—	(15)
Medical inflation
Increase by 1%	—	—	—	101	—	(101)
Decrease by 1%	—	—	—	(81)	—	81